LOANS (Details 5) - Loans Receivable - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Credit quality indicators
Total gross loans	$ 426,121,044	$ 406,271,026
Real estate loans
Credit quality indicators
Total gross loans	319,197,829	316,989,743
Real estate loans | One-to-four family
Credit quality indicators
Total gross loans	110,792,710	117,591,822
Real estate loans | Multi-family
Credit quality indicators
Total gross loans	41,182,067	41,391,862
Real estate loans | Commercial
Credit quality indicators
Total gross loans	153,634,426	129,415,314
Real estate loans | Construction and land
Credit quality indicators
Total gross loans	13,588,626	28,590,745
Commercial business
Credit quality indicators
Total gross loans	89,743,511	73,984,867
Consumer
Credit quality indicators
Total gross loans	17,179,704	15,296,416
Consumer | Home equity
Credit quality indicators
Total gross loans	13,656,008	13,523,985
Consumer | Automobile and other
Credit quality indicators
Total gross loans	3,523,696	1,772,431
Pass
Credit quality indicators
Total gross loans	406,334,907	382,487,061
Pass | Real estate loans
Credit quality indicators
Total gross loans	303,715,085	293,897,544
Pass | Real estate loans | One-to-four family
Credit quality indicators
Total gross loans	109,161,526	116,218,120
Pass | Real estate loans | Multi-family
Credit quality indicators
Total gross loans	37,571,827	37,340,022
Pass | Real estate loans | Commercial
Credit quality indicators
Total gross loans	143,837,755	113,447,231
Pass | Real estate loans | Construction and land
Credit quality indicators
Total gross loans	13,143,977	26,892,171
Pass | Commercial business
Credit quality indicators
Total gross loans	85,604,981	73,372,401
Pass | Consumer
Credit quality indicators
Total gross loans	17,014,841	15,217,116
Pass | Consumer | Home equity
Credit quality indicators
Total gross loans	13,504,552	13,444,685
Pass | Consumer | Automobile and other
Credit quality indicators
Total gross loans	3,510,289	1,772,431
Special Mention
Credit quality indicators
Total gross loans	12,005,589	15,479,552
Special Mention | Real estate loans
Credit quality indicators
Total gross loans	8,682,586	15,007,627
Special Mention | Real estate loans | One-to-four family
Credit quality indicators
Total gross loans	772,127	280,067
Special Mention | Real estate loans | Multi-family
Credit quality indicators
Total gross loans	2,614,581	2,711,061
Special Mention | Real estate loans | Commercial
Credit quality indicators
Total gross loans	$ 5,295,878	$ 12,016,499
Special Mention | Real estate loans | Construction and land
Credit quality indicators
Total gross loans
Special Mention | Commercial business
Credit quality indicators
Total gross loans	$ 3,323,003	$ 471,925
Special Mention | Consumer
Credit quality indicators
Total gross loans
Special Mention | Consumer | Home equity
Credit quality indicators
Total gross loans
Special Mention | Consumer | Automobile and other
Credit quality indicators
Total gross loans
Substandard
Credit quality indicators
Total gross loans	$ 7,688,775	$ 8,147,150
Substandard | Real estate loans
Credit quality indicators
Total gross loans	6,800,158	7,927,309
Substandard | Real estate loans | One-to-four family
Credit quality indicators
Total gross loans	859,057	936,372
Substandard | Real estate loans | Multi-family
Credit quality indicators
Total gross loans	995,659	1,340,779
Substandard | Real estate loans | Commercial
Credit quality indicators
Total gross loans	4,500,793	3,951,584
Substandard | Real estate loans | Construction and land
Credit quality indicators
Total gross loans	444,649	1,698,574
Substandard | Commercial business
Credit quality indicators
Total gross loans	815,527	140,541
Substandard | Consumer
Credit quality indicators
Total gross loans	73,090	79,300
Substandard | Consumer | Home equity
Credit quality indicators
Total gross loans	68,241	$ 79,300
Substandard | Consumer | Automobile and other
Credit quality indicators
Total gross loans	4,849
Doubtful
Credit quality indicators
Total gross loans	$ 91,773	$ 157,263
Doubtful | Real estate loans
Credit quality indicators
Total gross loans		157,263
Doubtful | Real estate loans | One-to-four family
Credit quality indicators
Total gross loans		$ 157,263
Doubtful | Real estate loans | Multi-family
Credit quality indicators
Total gross loans
Doubtful | Real estate loans | Commercial
Credit quality indicators
Total gross loans
Doubtful | Real estate loans | Construction and land
Credit quality indicators
Total gross loans
Doubtful | Commercial business
Credit quality indicators
Total gross loans
Doubtful | Consumer
Credit quality indicators
Total gross loans	$ 91,773
Doubtful | Consumer | Home equity
Credit quality indicators
Total gross loans	83,215
Doubtful | Consumer | Automobile and other
Credit quality indicators
Total gross loans	$ 8,558